Report of Independent Registered Public Accounting Firm
To the Board of Directors of The Dimensional ETF Trust and
Shareholders of the Funds listed in Appendix A, (hereafter
collectively referred to as the "Funds")
In planning and performing our audits of the financial
statements of the Funds as of and for the year or periods ended
October 31, 2021, in accordance with the standards of the
Public Company Accounting Oversight Board (United States)
(PCAOB), we considered the Funds' internal control over
financial reporting, including controls over safeguarding
securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial
statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the
effectiveness of the Funds' internal control over financial
reporting. Accordingly, we do not express an opinion on the
effectiveness of the Funds' internal control over financial
reporting.
The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting.
In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and
related costs of controls. A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A
company's internal control over financial reporting includes those policies and procedures that (1) pertain to the
maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the
assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted
accounting principles, and that receipts and expenditures of the company are being made only in accordance with
authorizations of management and directors of the company; and
(3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company's assets that could have a material effect on the
financial statements.
Because of its inherent limitations, internal control over
financial reporting may not prevent or detect misstatements.
Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become
inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.
A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow
management or employees, in the normal course of performing
their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a
combination of deficiencies, in internal control over
financial reporting, such that there is a reasonable possibility that a material misstatement of the company's annual or interim financial statements will not be prevented or detected on a
timely basis.
Our consideration of the Funds' internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds' internal control over
financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material
weakness as defined above as of October 31, 2021.
This report is intended solely for the information and use of the Board of Directors of The Dimensional ETF Trust and the
Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified
parties.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania December 22, 2021
Appendix A
Dimensional International Core Equity Market ETF*
Dimensional Emerging Core Equity Market ETF**
Dimensional US Core Equity Market ETF*
Dimensional U.S. Equity ETF
Dimensional U.S. Small Cap ETF
Dimensional U.S. Targeted Value ETF
Dimensional U.S. Core Equity 2 ETF
Dimensional International Value ETF
Dimensional World ex U.S. Core Equity 2 ETF
*November 17, 2020 (commencement of operations) through October 31, 2021 **December 1, 2020 (commencement of operations) through October 31, 2021